Equity - Weighted Average Limited Partner Units Outstanding (Details) - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Weighted average limited partner units outstanding, basic (in units)	49,567,268	36,958,988	33,370,020
Weighted average potentially dilutive common units outstanding (in units)	0	191,890	2,413,520
Weighted average limited partner units outstanding, diluted (in units)	49,567,268	37,150,878	35,783,540